Distribution of Depreciation and Amortization by Geographical Area (Detail) (USD $) In Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 9,667	$ 8,002	$ 27,969	$ 25,005
IRELAND
Segment Reporting Information [Line Items]
Depreciation and amortization	3,628	2,470	9,810	7,447
Rest of Europe
Segment Reporting Information [Line Items]
Depreciation and amortization	2,121	1,336	5,557	4,195
UNITED STATES
Segment Reporting Information [Line Items]
Depreciation and amortization	2,995	3,166	9,463	10,381
Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 923	$ 1,030	$ 3,139	$ 2,982